Exhibit 99.1

World Omni Auto Receivables Trust 2022-D
Monthly Servicer Certificate
January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	613,130,135.13	32,365
Yield Supplement Overcollateralization Amount 12/31/23	67,315,411.09	0
Receivables Balance 12/31/23	680,445,546.22	32,365
Principal Payments	24,533,541.64	1,077
Defaulted Receivables	993,731.87	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	63,872,870.06	0
Pool Balance at 01/31/24	591,045,402.65	31,241

Pool Statistics	$ Amount	# of Accounts
Pool Factor	56.62%
Prepayment ABS Speed	1.40%
Aggregate Starting Principal Balance	1,156,658,989.82	50,043

Delinquent Receivables:
Past Due 31-60 days	8,272,875.48	359
Past Due 61-90 days	2,822,247.48	105
Past Due 91-120 days	655,299.56	27
Past Due 121+ days	0.00	0
Total	11,750,422.52	491

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.53%
Delinquency Trigger Occurred	NO

Recoveries	583,882.56
Aggregate Net Losses/(Gains) - January 2024	409,849.31
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.72%
Prior Net Losses/(Gains) Ratio	0.61%
Second Prior Net Losses/(Gains) Ratio	0.94%
Third Prior Net Losses/(Gains) Ratio	0.59%
Four Month Average	0.72%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.36%

Overcollateralization Target Amount	5,319,408.62
Actual Overcollateralization	5,319,408.62
Weighted Average Contract Rate	5.07%
Weighted Average Contract Rate, Yield Adjusted	10.45%
Weighted Average Remaining Term	49.99

Flow of Funds	$ Amount
Collections	28,093,413.23
Investment Earnings on Cash Accounts	26,442.16
Servicing Fee	(567,037.96)
Transfer to Collection Account	-
Available Funds	27,552,817.43

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	2,651,193.35
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	1,206,561.26
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	15,360,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,408.62
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,015,654.20

Total Distributions of Available Funds	27,552,817.43

Servicing Fee	567,037.96
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	975,300,000.00
Original Class B	30,630,000.00
Original Class C	15,360,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	607,611,963.91
Principal Paid	21,885,969.88
Note Balance @ 02/15/24	585,725,994.03

Class A-1
Note Balance @ 01/16/24	0.00
Principal Paid	0.00
Note Balance @ 02/15/24	0.00
Note Factor @ 02/15/24	0.0000000%

Class A-2a
Note Balance @ 01/16/24	100,796,191.32
Principal Paid	14,219,379.15
Note Balance @ 02/15/24	86,576,812.17
Note Factor @ 02/15/24	37.3433455%

Class A-2b
Note Balance @ 01/16/24	54,345,772.59
Principal Paid	7,666,590.73
Note Balance @ 02/15/24	46,679,181.86
Note Factor @ 02/15/24	37.3433455%

Class A-3
Note Balance @ 01/16/24	306,860,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	306,860,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-4
Note Balance @ 01/16/24	99,620,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	99,620,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	30,630,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	30,630,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	15,360,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	15,360,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,651,193.35
Total Principal Paid	21,885,969.88
Total Paid	24,537,163.23

Class A-1
Coupon	4.42600%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	5.51000%
Interest Paid	462,822.51
Principal Paid	14,219,379.15
Total Paid to A-2a Holders	14,682,201.66

Class A-2b
One-Month SOFR	5.34600%
Coupon	6.19600%
Interest Paid	280,605.34
Principal Paid	7,666,590.73
Total Paid to A-2b Holders	7,947,196.07

Class A-3
Coupon	5.61000%
Interest Paid	1,434,570.50
Principal Paid	0.00
Total Paid to A-3 Holders	1,434,570.50

Class A-4
Coupon	5.70000%
Interest Paid	473,195.00
Principal Paid	0.00
Total Paid to A-4 Holders	473,195.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.5959261
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	21.4297309
Total Distribution Amount	24.0256570

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	1.9963014
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	61.3327258
Total A-2a Distribution Amount	63.3290272

A-2b Interest Distribution Amount	2.2448427
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	61.3327258
Total A-2b Distribution Amount	63.5775685

A-3 Interest Distribution Amount	4.6750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.6750000

A-4 Interest Distribution Amount	4.7500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.7500000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	55.13
Noteholders' Third Priority Principal Distributable Amount	701.82
Noteholders' Principal Distributable Amount	243.05

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	5,106,453.81
Investment Earnings	22,654.32
Investment Earnings Paid	(22,654.32)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	5,106,453.81
Change	-

Required Reserve Amount	5,106,453.81

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$4,489,387.44	$4,788,673.18	$4,581,403.07
Number of Extensions	151	175	163
Ratio of extensions to Beginning of Period Receivables Balance	0.66%	0.68%	0.63%